Commitments and Contingencies - Legal Proceedings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Plaintiff
Calcasieu River Estuary in Lake Charles Louisiana [Member]
Loss Contingencies [Line Items]
Number of individuals that have filed lawsuits against the Company	2,607